Document and Entity Information	Apr. 28, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000031791
Current Fiscal Year End Date	--12-29
Document Type	8-K
Document Period End Date	Apr. 28, 2026
Entity Registrant Name	Revvity, Inc.
Entity Incorporation State Country Code	MA
Entity File Number	001-05075
Entity Tax Identification Number	04-2052042
Entity Address, Address Line One	77 4th Avenue
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	(781)
Local Phone Number	663-6900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $1 par value per share
Trading Symbol	RVTY
Security Exchange Name	NYSE
Deferrable Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.875% Notes due 2026
Trading Symbol	RVTY26
Security Exchange Name	NYSE